Non-controlling interests - Summary of Effect of Changes in Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non Controlling Interests [Abstract]
Balance	$ 0	$ (1)
Transactions with non-controlling interests	0	1
Loss attributable to non-controlling interests	0	0	$ (45)
Balance	$ 0	$ 0	$ (1)